Equipment (Tables)	12 Months Ended
Jan. 31, 2025
Equipment
Schedule of Equipment
Cost	Equipment $

Balance, January 31, 2025, 2024, 2023 and 2022	44,553

Accumulated Depreciation	Equipment $

Balance, January 31, 2022	26,118
Depreciation	18,435

Balance, January 31, 2025, 2024 and 2023	44,553

Net book value, January 31, 2025	-
Net book value, January 31, 2024	-
Net book value, January 31, 2023	-